Earnings per share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Schedule of earning per share

	Half-year to 30 Jun 2024 £m	Half-year to 30 Jun 2023 £m	Half-year to 31 Dec 2023 £m

Profit attributable to ordinary shareholders – basic and diluted	2,145	2,572	2,361

	Half-year to 30 Jun 2024 million	Half-year to 30 Jun 2023 million	Half-year to 31 Dec 2023 million

Weighted average number of ordinary shares in issue – basic	63,453	66,226	63,718
Adjustment for share options and awards	600	882	716
Weighted average number of ordinary shares in issue – diluted	64,053	67,108	64,434

Basic earnings per share	3.4p	3.9p	3.7p
Diluted earnings per share	3.3p	3.8p	3.7p